Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	POS AM
Document Period End Date	Mar. 31, 2016
Amendment Flag	true
Entity Filer Category	Smaller Reporting Company
Amendment Description

This Post-Effective Amendment is being filed to update, among other things, the Company’s audited financial statements for the fiscal years ended December 31, 2015 and 2014, pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to include the information contained in the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2016 and to reflect all sales of the Company’s securities that have been made by the selling securityholders under the Existing Registration Statement as of the date hereof.